PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 95.5%
Australia: 6.8%
175,655
ANZ Group Holdings Ltd.
$ 3,216,089
1.1
6,150
Aristocrat Leisure Ltd.
248,726
0.1
6,702
ASX Ltd.
274,674
0.1
2,167
Cochlear Ltd.
357,142
0.1
66,371
Computershare Ltd.
1,635,985
0.6
395,786  Insurance Australia
Group Ltd.
1,925,323
0.6
662,425
Medibank Pvt Ltd.
1,851,378
0.6
91,690  National Australia Bank
Ltd.
1,972,137
0.7
142,500
Origin Energy Ltd.
942,977
0.3
149,803  QBE Insurance Group
Ltd.
2,069,858
0.7
445,273
Scentre Group
942,109
0.3
127,899
Suncorp Group Ltd.
1,549,075
0.5
666,380
Telstra Group Ltd.
1,760,438
0.6
171,445
Transurban Group
1,444,031
0.5
20,189,942
6.8
Austria: 1.4%
32,325
Erste Group Bank AG
2,235,962
0.7
38,596
OMV AG
1,987,561
0.7
4,223,523
1.4
Belgium: 0.7%
32,439
Ageas SA
1,944,508
0.7
China: 0.7%
533,500  BOC Hong Kong
Holdings Ltd.
2,160,100
0.7
Denmark: 1.5%
71,029
Danske Bank A/S
2,324,880
0.8
4,972
Pandora A/S
762,015
0.3
55,715
Tryg A/S
1,325,375
0.4
4,412,270
1.5
Finland: 0.1%
56,715
Nokia Oyj
298,707
0.1
France: 6.9%
48,476
BNP Paribas SA
4,051,605
1.3
10,165
Bureau Veritas SA
308,408
0.1
21,268
Carrefour SA
304,174
0.1
50,993  Cie Generale des
Etablissements Michelin
SCA
1,792,234
0.6
47,338
Credit Agricole SA
861,888
0.3
30,553
Danone SA
2,336,861
0.8
10,058
Eiffage SA
1,171,045
0.4
145,224
Engie SA
2,829,818
0.9
64,289
Getlink SE
1,110,332
0.4
33,124
Klepierre SA
1,108,721
0.4
15,974
(1)
La Francaise des Jeux
SAEM
502,641
0.2
184,475
Orange SA
2,389,724
0.8
6,433
Safran SA
1,693,707
0.6
20,461,158
6.9
Germany: 6.3%
15,732
Allianz SE
6,020,810
2.0
5,720
Deutsche Boerse AG
1,687,747
0.6
115,511  Deutsche Telekom AG,
Reg
4,264,677
1.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
81,489
Evonik Industries AG
$ 1,766,605
0.6
48,251
(2)
Fresenius SE & Co.
KGaA
2,060,018
0.7
14,624
(1)
Scout24 SE
1,531,466
0.5
14,126
Symrise AG
1,464,504
0.5
18,795,827
6.3
Hong Kong: 1.9%
125,500
CLP Holdings Ltd.
1,021,668
0.3
921,000  HKT Trust & HKT Ltd. -
Stapled Security
1,230,384
0.4
7,000  Jardine Matheson
Holdings Ltd.
295,629
0.1
199,600
Link REIT
935,360
0.3
273,000  Power Assets Holdings
Ltd.
1,634,876
0.6
72,000  Swire Pacific Ltd. - Class
A
634,740
0.2
5,752,657
1.9
Ireland: 1.3%
309,147
AIB Group PLC
1,996,852
0.7
166,291  Bank of Ireland Group
PLC
1,964,788
0.6
3,961,640
1.3
Israel: 1.0%
39,974
Bank Hapoalim BM
542,088
0.2
33,489
Bank Leumi Le-Israel BM
450,983
0.2
4,828
Elbit Systems Ltd.
1,851,530
0.6
2,844,601
1.0
Italy: 6.5%
30,246
Banco BPM SpA
307,785
0.1
235,008
BPER Banca
1,844,746
0.6
471,621
Enel SpA
3,823,210
1.3
177,924
(3)
Eni SpA
2,751,876
0.9
29,867  FinecoBank Banca
Fineco SpA
591,565
0.2
794,427
Intesa Sanpaolo SpA
4,094,227
1.4
123,735
(1)
Poste Italiane SpA
2,207,478
0.7
14,380  Recordati Industria
Chimica e Farmaceutica
SpA
814,887
0.3
50,021
UniCredit SpA
2,807,795
1.0
19,243,569
6.5
Japan: 20.4%
52,600
AGC, Inc.
1,601,289
0.5
34,600
(3)
ANA Holdings, Inc.
638,673
0.2
261,100
Asahi Kasei Corp.
1,830,484
0.6
213,900
(3)
Astellas Pharma, Inc.
2,082,210
0.7
56,600
Bridgestone Corp.
2,273,783
0.8
98,800  Central Japan Railway
Co.
1,884,526
0.6
157,200  Chubu Electric Power
Co., Inc.
1,704,397
0.6
16,100  Daito Trust Construction
Co. Ltd.
1,647,420
0.6
57,000  Daiwa House Industry
Co. Ltd.
1,885,249
0.6
43,000
East Japan Railway Co.
847,555
0.3
26,700
Eisai Co. Ltd.
743,255
0.3
131,900
Isuzu Motors Ltd.
1,793,523
0.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
91,000
(3)
Japan Airlines Co. Ltd.
$ 1,558,771
0.5
87,800
Japan Tobacco, Inc.
2,413,284
0.8
121,900
(3)
JFE Holdings, Inc.
1,496,507
0.5
17,400
Kajima Corp.
355,924
0.1
17,900
Kao Corp.
774,832
0.3
129,600
KDDI Corp.
2,047,117
0.7
134,900
Kirin Holdings Co. Ltd.
1,869,197
0.6
19,500
Kyowa Kirin Co. Ltd.
284,635
0.1
76,100
MEIJI Holdings Co. Ltd.
1,648,943
0.6
340,100  Mitsubishi Chemical
Group Corp.
1,680,599
0.6
58,800  MS&AD Insurance Group
Holdings, Inc.
1,278,773
0.4
101,000
(3)
Nippon Steel Corp.
2,161,508
0.7
52,000
Nitto Denko Corp.
961,821
0.3
150,300
(3)
Ono Pharmaceutical Co.
Ltd.
1,617,025
0.6
14,700
Oracle Corp. Japan
1,546,930
0.5
72,100
Osaka Gas Co. Ltd.
1,631,430
0.6
56,900
Secom Co. Ltd.
1,937,963
0.7
106,700
Sekisui Chemical Co. Ltd.
1,819,857
0.6
1,974,100
SoftBank Corp.
2,753,821
0.9
44,700
Sumitomo Corp.
1,019,958
0.3
28,100  Sumitomo Electric
Industries Ltd.
468,987
0.2
80,000  Sumitomo Mitsui Trust
Holdings, Inc.
2,013,703
0.7
21,800  Suntory Beverage & Food
Ltd.
719,218
0.2
84,500  Takeda Pharmaceutical
Co. Ltd.
2,504,477
0.8
57,300
TIS, Inc.
1,585,657
0.5
127,900
(3)
Tokyo Metro Co. Ltd.
1,554,254
0.5
36,100
Unicharm Corp.
287,529
0.1
90,800
West Japan Railway Co.
1,771,278
0.6
60,696,362
20.4
Jordan: 0.4%
46,215  Hikma Pharmaceuticals
PLC
1,167,493
0.4
Netherlands: 6.3%
94,983
(1)
ABN AMRO Bank NV
2,001,429
0.7
36,346
ASR Nederland NV
2,089,452
0.7
14,262
(1)
Euronext NV
2,069,879
0.7
191,815
ING Groep NV
3,757,917
1.3
73,969  Koninklijke Ahold
Delhaize NV
2,763,125
0.9
517,917
Koninklijke KPN NV
2,193,727
0.8
39,321
NN Group NV
2,188,054
0.7
9,991
Wolters Kluwer NV
1,555,566
0.5
18,619,149
6.3
New Zealand: 0.3%
49,555  Fisher & Paykel
Healthcare Corp. Ltd.
945,727
0.3
Norway: 3.7%
89,340
Aker BP ASA
2,118,167
0.7
102,598
DNB Bank ASA
2,699,629
0.9
91,514
Equinor ASA
2,416,770
0.8
12,538
Kongsberg Gruppen ASA
1,838,261
0.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Norway (continued)
36,845
Mowi ASA
$ 683,010
0.2
122,017
Orkla ASA
1,338,098
0.5
11,093,935
3.7
Singapore: 1.5%
65,600
DBS Group Holdings Ltd.
2,252,791
0.8
141,100  Oversea-Chinese
Banking Corp. Ltd.
1,808,342
0.6
33,400
Singapore Exchange Ltd.
330,661
0.1
4,391,794
1.5
Spain: 3.1%
34,372  ACS Actividades de
Construccion y Servicios
SA
1,967,229
0.7
6,727
(1)
Aena SME SA
1,578,186
0.5
173,141
Banco de Sabadell SA
486,122
0.2
180,265
Iberdrola SA
2,910,943
1.0
159,987
Repsol SA
2,124,238
0.7
9,066,718
3.1
Sweden: 0.4%
13,436
(3)
Essity AB - Class B
381,733
0.1
200,082
Telia Co. AB
722,356
0.3
1,104,089
0.4
Switzerland: 4.3%
12,755
ABB Ltd., Reg
658,132
0.2
3,229
Baloise Holding AG, Reg
677,687
0.2
5,006
BKW AG
875,569
0.3
323
Givaudan SA, Reg
1,386,633
0.5
5,071
Helvetia Holding AG
1,051,786
0.3
17,126
SGS SA
1,706,414
0.6
79,919
SIG Group AG
1,477,653
0.5
7,120  Zurich Insurance Group
AG
4,969,818
1.7
12,803,692
4.3
United Kingdom: 10.5%
321,566
Aviva PLC
2,317,569
0.8
76,947
BAE Systems PLC
1,553,759
0.5
100,093  British American Tobacco
PLC
4,106,272
1.4
91,000  CK Hutchison Holdings
Ltd.
512,961
0.2
700,631
HSBC Holdings PLC
7,942,730
2.7
68,499
Imperial Brands PLC
2,534,603
0.8
21,341
Intertek Group PLC
1,387,691
0.5
212,022
NatWest Group PLC
1,251,866
0.4
108,361
Pearson PLC
1,714,221
0.6
44,678  Reckitt Benckiser Group
PLC
3,021,164
1.0
31,573
RELX PLC - GBP
1,585,941
0.5
66,934
(2)
Rolls-Royce Holdings
PLC
650,559
0.2
68,916
Sage Group PLC
1,082,009
0.4
56,021
Smiths Group PLC
1,405,741
0.5
31,067,086
10.5
United States: 9.5%
799,091
BP PLC
4,484,084
1.5
61,904
GSK PLC
1,183,004
0.4
44,636
Novartis AG, Reg
4,957,711
1.7
19,843
Roche Holding AG
6,530,880
2.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
207,981
Shell PLC
$ 7,570,612
2.5
20,210
Swiss Re AG
3,439,315
1.2
28,165,606
9.5
Total Common Stock
(Cost $235,167,151)
283,410,153
95.5
EXCHANGE-TRADED FUNDS: 3.2%
161,013  iShares MSCI EAFE
Value ETF
9,490,106
3.2
Total Exchange-Traded
Funds
(Cost $9,364,334)
9,490,106
3.2
PREFERRED STOCK: 0.8%
Germany: 0.8%
25,330
Henkel AG & Co. KGaA
2,015,442
0.7
13,291  Porsche Automobil
Holding SE
500,522
0.1
2,515,964
0.8
Total Preferred Stock
(Cost $2,522,477)
2,515,964
0.8
Total Long-Term
Investments
(Cost $247,053,962)
295,416,223
99.5
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 4.8%
Repurchase Agreements: 4.8%
3,229,312
(4)
Citadel Securities LLC,
Repurchase Agreement
dated 03/31/2025,
4.440%, due 04/01/2025
(Repurchase Amount
$3,229,705, collateralized
by various U.S.
Government Securities,
0.000%-4.625%, Market
Value plus accrued
interest $3,294,305, due
04/15/25-02/15/55)
3,229,312
1.1
2,383,811
(4)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
03/31/2025, 4.370%, due
04/01/2025 (Repurchase
Amount $2,384,096,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$2,431,487, due
04/10/25-03/01/55)
2,383,811
0.8
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,764,899
(4)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%, due
04/01/2025 (Repurchase
Amount $1,765,110,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.470%-
6.500%, Market Value
plus accrued interest
$1,800,197, due
06/01/28-02/01/55)
$ 1,764,899
0.6
3,331,290
(4)
RBC Dominion Securities,
Inc., Repurchase
Agreement dated
03/31/2025, 4.360%, due
04/01/2025 (Repurchase
Amount $3,331,688,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$3,397,916, due
04/10/25-12/15/66)
3,331,290
1.1
3,229,312
(4)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 03/31/2025,
4.470%, due 04/01/2025
(Repurchase Amount
$3,229,707, collateralized
by various U.S.
Government Securities,
0.125%-3.625%, Market
Value plus accrued
interest $3,289,530, due
04/15/26-02/15/53)
3,229,312
1.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
285,487
(4)
TD Securities (USA) LLC,
Repurchase Agreement
dated 03/31/2025,
4.370%, due 04/01/2025
(Repurchase Amount
$285,521, collateralized
by various U.S.
Government Securities,
4.875%, Market Value
plus accrued interest
$291,197, due 10/31/28)
$ 285,487
0.1
Total Repurchase
Agreements
(Cost $14,224,111)
14,224,111
4.8
Total Short-Term
Investments
(Cost $14,224,111)
14,224,111
4.8
Total Investments in
Securities
(Cost $261,278,073) $ 309,640,334 104.3
Liabilities in Excess of
Other Assets (12,767,806) (4.3)
Net Assets $ 296,872,528 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
Security, or a portion of the security, is on loan.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 32.6%
Industrials 13.2
Consumer Staples 9.2
Health Care 8.5
Energy 7.9
Communication Services 6.4
Utilities 5.9
Materials 4.8
Consumer Discretionary 3.9
Exchange-Traded Funds 3.2
Real Estate 2.4
Information Technology 1.5
Short-Term Investments 4.8
Liabilities in Excess of Other Assets (4.3)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya International High
Dividend Low Volatility Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 20,189,942 $ — $ 20,189,942
Austria — 4,223,523 — 4,223,523
Belgium — 1,944,508 — 1,944,508
China — 2,160,100 — 2,160,100
Denmark — 4,412,270 — 4,412,270
Finland — 298,707 — 298,707
France — 20,461,158 — 20,461,158
Germany — 18,795,827 — 18,795,827
Hong Kong 634,740 5,117,917 — 5,752,657
Ireland — 3,961,640 — 3,961,640
Israel — 2,844,601 — 2,844,601
Italy 3,823,210 15,420,359 — 19,243,569
Japan 1,648,943 59,047,419 — 60,696,362
Jordan — 1,167,493 — 1,167,493
Netherlands — 18,619,149 — 18,619,149
New Zealand — 945,727 — 945,727
Norway — 11,093,935 — 11,093,935
Singapore — 4,391,794 — 4,391,794
Spain — 9,066,718 — 9,066,718
Sweden 722,356 381,733 — 1,104,089
Switzerland 1,386,633 11,417,059 — 12,803,692
United Kingdom — 31,067,086 — 31,067,086
United States — 28,165,606 — 28,165,606
Total Common Stock 8,215,882 275,194,271 — 283,410,153
Exchange-Traded Funds 9,490,106 — — 9,490,106
Preferred Stock — 2,515,964 — 2,515,964
Short-Term Investments — 14,224,111 — 14,224,111
Total Investments, at fair value $ 17,705,988 $ 291,934,346 $ — $ 309,640,334
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 54,378,804
Gross Unrealized Depreciation (6,016,543)
Net Unrealized Appreciation $ 48,362,261